Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable
The Company’s notes payable were as follows as of June 30, 2021 and December 31, 2020:

Long-Term Debt	As of,
(in thousands)	June 30, 2021	December 31, 2020
Term loan 3	$168,174	$480,000
Term loan 4	294,263	—
Delayed draw term loans	84,991	—
Less: Current portion of notes payable	(5,488)	(4,800)

	541,940	475,200
Less: debt issuance costs	(16,110)	(18,455)

Notes payable, net of current portion	$525,830	$456,745

Schedule of Maturities of Long-term Debt
Following the partial extinguishment of Term Loan 3 and the issuance of the Term Loan 4, the following table sets forth the Company’s future principal payments as of June 30, 2021, assuming another mandatory prepayment does not occur:

(in thousands)
Year ending December 31,	Amount
Remainder of 2021	$2,744
2022	5,488
2023	5,488
2024	5,488
2025	5,488
Thereafter	522,732

Total	$547,428